Revenues	12 Months Ended
Dec. 31, 2012
Revenues [Abstract]
Revenues
Note 12 - Revenues

A.           Customers who accounted for over 10% of the total consolidated revenues:

	Year ended December 31
	2012	2011	2010
Customer A - Sales of
manufactured products	17.2%	14.9%	13.7%

B.           Revenues by geographic areas

	Year ended December 31
	2012	2011	2010
Israel	21,965	22,866	17,182
Europe	11,583	13,400	10,119
North America	7,664	5,400	6,623
Rest of the world	4,434	5,164	3,590

	45,646	46,830	37,514

C.           Fixed assets, net by geographic areas

	Year ended December 31
	2012	2011	2010
Israel	8,617	7,233	7,769
Europe	445	503	379
North America	13	10	14

	9,075	7,746	8,162